Plan Termination	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intention to do so, the Company retains the right, if necessary, to terminate the Plan. Any such termination of the Plan would be subject to the terms of the Plan and the provisions of ERISA. In the event of plan termination, participants would become 100% vested in their account balances.